UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2004
Date of reporting period: August 31, 2004

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Genuine Parts	11,000	$417,010	1.60%	Auto Parts - Retail/Whlsle
Nissan Motor ADR	20,000	$436,000	1.70%	Auto/Truck - Mfg Foreign
Plum Creek Timber	15,000	$495,600	1.90%	Buildg Prods - Wood
Hanson plc ADS	15,000	$514,050	2.00%	Building - Cement/Concrete/Ag
Fording Canadian Coal Trust	26,000	$1,281,800	4.90%	Coal
USEC	50,000	$426,000	1.60%	Energy Alternate Sources
Fairmont Hotels & Resorts	6,500	$175,435	0.70%	Hotels & Motels
Manitowoc	17,250	$572,010	2.20%	Machinery - Const/Mining
Regal-Beloit	15,000	$330,900	1.30%	Machinery - Tools & Rel Prods
Abbott Laboratories	12,500	$521,125	2.00%	Medical - Drugs
Bristol-Myers Squibb	26,000	$616,980	2.40%	Medical - Drugs
Lilly (Eli)	8,500	$538,475	2.10%	Medical - Drugs
Wyeth	15,200	$555,864	2.10%	Medical - Drugs
Rio Tinto plc ADS	9,000	$914,400	3.50%	Metal Ores - Misc
Alcoa	14,000	$453,320	1.70%	Metal Ores - Non Ferrous
EnCana	10,000	$411,000	1.60%	Oil & Gas - Canadn Integrated
BP plc ADS	25,662	$1,378,049	5.30%	Oil & Gas - Intl Integrated
Exxon Mobil	38,482	$1,774,020	6.80%	Oil & Gas - Intl Integrated
Repsol YPF SA ADS	18,000	$373,320	1.40%	Oil & Gas - Intl Integrated
ConocoPhillips	7,500	$558,225	2.10%	Oil & Gas - U S Integrated
RPM	25,390	$401,416	1.50%	Paint & Allied Products
McGraw-Hill	8,000	$605,840	2.30%	Publishing - Books
Dow Jones & Co	13,000	$533,650	2.00%	Publishing - Newspapers
Duke Realty	20,000	$680,000	2.60%	Real Estate - Equity REITs
Shurgard Storage Centers	20,000	$798,000	3.10%	Real Estate - Equity REITs
USX-U.S. Steel Group	24,000	$885,840	3.40%	Steel - Producers
BCE	30,000	$624,600	2.40%	Telecommunctns - Services
Sprint	20,000	$393,600	1.50%	Telecommunctns - Services
Telus	10,000	$187,600	0.70%	Telecommunctns - Services
Verizon Communications	15,000	$588,750	2.30%	Telecommunctns - Services
Burlington Northern Santa Fe	17,000	$608,600	2.30%	Transportation - Rail
Canadian Pacific Railway Ltd	20,000	$509,000	1.90%	Transportation - Rail
United Parcel Service -CL B	8,000	$584,400	2.20%	Transportation - Services
Avista	30,000	$536,400	2.10%	Utility - Electric Power
Duke Energy	23,000	$509,220	1.90%	Utility - Electric Power
FPL Group	10,000	$692,000	2.60%	Utility - Electric Power
IDACORP	25,000	$728,250	2.80%	Utility - Electric Power
NiSource	24,000	$499,200	1.90%	Utility - Electric Power
Puget Energy	7,500	$171,825	0.70%	Utility - Electric Power
National Fuel Gas	18,000	$482,760	1.80%	Utility - Gas Distribution
Piedmont Natural Gas	11,400	$494,760	1.90%	Utility - Gas Distribution
Sempra Energy	22,300	$806,145	3.10%	Utility - Gas Distribution
Telefonica SA ADS	24,635	$1,057,334	4.00%	Utility - Telephone
	TOTAL	$26,122,774

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Crane	14,000.00	$378,000	1.20%	Aerospace - Equipment
Harman International Industries	5,000.00	$483,450	1.50%	Audio/Video Home Products
Genuine Parts	5,000.00	$189,550	0.60%	Auto Parts - Retail/Whlsle
Supreme Industries	16,500.00	$101,805	0.30%	Auto/Truck - Manufacturing
Nissan Motor ADR	22,000.00	$479,600	1.50%	Auto/Truck - Mfg Foreign
Toyota Motor ADS	8,000.00	$633,520	2.00%	Auto/Truck - Mfg Foreign
PepsiCo	7,000.00	$350,000	1.10%	Beverages - Soft Drink
Building Materials Holding	16,000.00	$361,920	1.10%	Buildg Prods - Retail/Whlsle
Lowe's Companies	8,000.00	$397,600	1.30%	Buildg Prods - Retail/Whlsle
EMCOR Group	10,000.00	$406,000	1.30%	Building - Heavy Const
Gartner Group, Cl B	10,000.00	$118,300	0.40%	Business Services
3Com	55,000.00	$248,050	0.80%	Computer - Local Networks
International Business Machines	6,000.00	$508,140	1.60%	Computer - Mainframes
Apple Computer	36,000.00	$1,241,640	3.90%	Computer - Mini/Micro
Advanced Digital Information	24,000.00	$227,040	0.70%	Computer - Peripheral
Adobe Systems	16,800.00	$770,616	2.40%	Computer - Software
Ascential Software	8,000.00	$103,680	0.30%	Computer - Software
Business Objects SA ADS	18,000.00	$334,440	1.10%	Computer - Software
Intuit	15,000.00	$634,350	2.00%	Computer - Software
Macromedia	16,000.00	$310,080	1.00%	Computer - Software
Agilent Technologies	20,000.00	$410,000	1.30%	Elec Components - Misc
Advanced Micro Devices	36,000.00	$411,480	1.30%	Elec Components - Semicondtrs
Cree Research	10,000.00	$249,700	0.80%	Elec Components - Semicondtrs
Taiwan Semiconductor ADS	88,451.00	$667,805	2.10%	Elec Components - Semicondtrs
Potash Corp of Saskatchewan	10,000.00	$555,200	1.80%	Fertilizers
Trimble Navigation	27,500.00	$757,350	2.40%	Instruments - Elec Measuring
Keithley Instruments	12,000.00	$193,200	0.60%	Instruments - Scientific
Manitowoc	12,000.00	$397,920	1.30%	Machinery - Const/Mining
Regal-Beloit	9,000.00	$198,540	0.60%	Machinery - Tools & Rel Prods
Affymetrix	15,000.00	$417,000	1.30%	Medical - Biomed/Genetics
Amgen	10,560.00	$626,102	2.00%	Medical - Biomed/Genetics
Bone Care International	35,000.00	$859,600	2.70%	Medical - Biomed/Genetics
Genentech	16,000.00	$780,480	2.50%	Medical - Biomed/Genetics
Ligand Pharmaceuticals	12,000.00	$117,960	0.40%	Medical - Biomed/Genetics
Lilly (Eli)	6,000.00	$380,100	1.20%	Medical - Drugs
Novartis AG ADR	10,000.00	$464,500	1.50%	Medical - Drugs
Novo-Nordisk A/S ADR	10,000.00	$536,000	1.70%	Medical - Drugs
Pharmaceutical Product Development	10,000.00	$339,500	1.10%	Medical - Drugs
Wyeth	10,000.00	$365,700	1.20%	Medical - Drugs
Barr Laboratories	9,000.00	$353,430	1.10%	Medical - Generic Drugs
Humana	20,000.00	$380,000	1.20%	Medical - Hlth Maint Orgs
CryoLife	50,000.00	$309,500	1.00%	Medical - Misc Products
IMS Health	15,000.00	$349,950	1.10%	Medical - Misc Products
DENTSPLY International	8,000.00	$407,600	1.30%	Medical - Supplies
Johnson & Johnson	10,000.00	$581,000	1.80%	Medical - Supplies
Rio Tinto plc ADS	5,000.00	$508,000	1.60%	Metal Ores - Misc
Alcoa	17,000.00	$550,460	1.70%	Metal Ores - Non Ferrous
Canon ADS	16,000.00	$767,520	2.40%	Office Automation
EnCana	20,000.00	$822,000	2.60%	Oil & Gas - Canadn Integrated
BP plc ADS	12,544.00	$673,613	2.10%	Oil & Gas - Intl Integrated
Noble	13,000.00	$522,860	1.70%	Oil & Gas - Offshore Drillng
Patterson - UTI Energy	24,000.00	$415,680	1.30%	Oil & Gas - U S Explo & Prod
McGraw-Hill	7,000.00	$530,110	1.70%	Publishing - Books
Wiley (John) & Sons, Cl A	20,000.00	$638,200	2.00%	Publishing - Books
Bed Bath & Beyond	8,000.00	$299,360	0.90%	Retail - Misc/Diversified
Oakley	27,000.00	$309,690	1.00%	Retail - Misc/Diversified
PETsMART	20,000.00	$561,200	1.80%	Retail - Misc/Diversified
America Movil ADR	20,000.00	$685,000	2.20%	Telecommunctns - Cellular
Advanced Fibre Communication	25,000.00	$429,250	1.40%	Telecommunctns - Equip
Qualcomm	56,000.00	$2,130,800	6.70%	Telecommunctns - Equip
Sprint	16,000.00	$314,880	1.00%	Telecommunctns - Services
LAN Airlines SA	35,700.00	$783,615	2.50%	Transportation - Airline
United Parcel Service -CL B	11,000.00	$803,550	2.50%	Transportation - Services
Avista	30,000.00	$536,400	1.70%	Utility - Electric Power
	TOTAL	$31,669,586

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On July 6, 2004, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 27, 2004

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 27, 2004